Share Repurchase Programs (Details) ¥ in Thousands, $ in Millions	1 Months Ended			2 Months Ended	12 Months Ended			16 Months Ended
	Nov. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2016 shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Feb. 28, 2015 shares	Dec. 31, 2016 USD ($) shares
Share repurchases
Value of shares repurchased | ¥					¥ 1,199,102	¥ 132,192
Ordinary shares | 2014 share repurchase program
Share repurchases
Authorized amount | $			$ 100.0
Share repurchase program period, maximum			12 months
Ordinary shares | 2015 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares								37,700,000
ADS shares | 2014 share repurchase program
Share repurchases
Shares repurchased (in shares) | shares							0
ADS shares | 2015 share repurchase program
Share repurchases
Authorized amount | $		$ 500.0
Share repurchase program period, maximum		12 months
Shares repurchased (in shares) | shares								1,500,000
Value of shares repurchased | $								$ 205.3
ADS shares | 2016 share repurchase program
Share repurchases
Authorized amount | $	$ 1,000.0
Share repurchase program period, maximum	12 months
Shares repurchased (in shares) | shares				0